LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 770,267	$ 641,400	$ 155,783
Weighted average remaining lease term, operating lease	3 years 8 months 4 days	4 years 9 months	6 years 9 months 18 days
Weighted average discount rate, operating lease	4.31%	4.37%	4.65%